Parent Company - Statement of Cash Flows of Constellium N.V. (Parent Company Only) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of condensed financial information of parent company [line items]
Net income/ (loss)	€ 190	€ (31)	€ (4)
Adjustments
Finance cost-net	149	260	188
Income tax	32	80	69
Interest paid	(129)	(185)	(174)
Changes in working capital
Trade receivables and other	(145)	(91)	28
Trade payables and other	(27)	124	(18)
Net cash flows used in investing activities	(91)	(292)	(365)
Proceeds from issuance of Senior Notes		1,440	375
Repayment of Senior Notes		(1,559)	(148)
Other	(14)	10	8
Net cash flows (used in) / from financing activities	(82)	61	145
Net (decrease) / increase in cash and cash equivalents	(107)	(71)	(132)
Cash and cash equivalents-beginning of year	269	347	472
Effect of exchange rate changes on cash and cash equivalents	2	(7)	3
Cash and cash equivalents-end of year	164	269	347
Parent [member]
Disclosure of condensed financial information of parent company [line items]
Net income/ (loss)	87	(70)	(6)
Adjustments
Finance cost-net	(80)	65	(1)
Dividend received	0	0	0
Income tax	(25)
Interest paid	(102)	(148)	(95)
Interest received	134	149	103
Changes in working capital
Trade receivables and other		(1)
Other financial liabilities	0	0	0
Trade payables and other		2	(1)
Net cash flows from / (used in) operating activities	14	(3)
Investments in subsidiaries	(1)	(11)
Current account with subsidiaries and related parties	(13)	180	(186)
Loans granted to subsidiary and related parties		(1,640)	(375)
Repayment of loans granted to subsidiary and related parties		823	181
Exit fees received from subsidiaries		9
Net cash flows used in investing activities	(14)	(639)	(380)
Net proceeds received from issuance of shares		259
Proceeds from issuance of Senior Notes		1,440	375
Payment of deferred financing costs		(29)	(12)
Repayment of Senior Notes		(949)
Payment of exit fees		(61)
Realized foreign exchange gains / (losses)		(17)	17
Other		(1)
Net cash flows (used in) / from financing activities		642	380
Net (decrease) / increase in cash and cash equivalents	0	0	0
Cash and cash equivalents-beginning of year	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Cash and cash equivalents-end of year	€ 0	€ 0	€ 0